Segment Reporting - Summary of Segment Reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 635,483	R$ 486,987	R$ 435,947
Fund Advisory fee	72,551	43,480	24,072
Fund Management fee	516,834	420,879	396,532
Fund Other Revenue	7,924
Fund Performance fee	38,174	22,628	15,343
Taxes and contributions	(34,704)	(32,567)	(27,852)
Net revenue from services rendered	600,779	454,420	408,095
General and administrative expenses	(389,496)	(237,297)	(215,073)
Share-based payments	(22,479)	(14,967)	(14,276)
Operating profit	188,804	202,156	178,746
Finance income	86,871	121,809	112,133
Finance cost	(112,225)	(54,580)	(19,065)
Finance result, net	(25,354)	67,229	93,068
Equity Gain Loss	(1,500)
Profit before income taxes	161,950	269,385	271,814
Income taxes	(45,977)	(49,926)	(52,413)
Profit for the period	115,973	219,459	219,401
In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	424,840	397,092	338,937
Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	210,643	89,895	97,010
Private Equity [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	155,336	133,632	114,551
Fund Advisory fee	0	0	0
Fund Management fee	155,336	133,632	114,551
Fund Other Revenue	0
Fund Performance fee	0	0	0
Taxes and contributions	(8,688)	(8,107)	(5,442)
Net revenue from services rendered	146,648	125,525	109,109
General and administrative expenses	(17,027)	(15,384)	(13,917)
Share-based payments	(10)	(65)	(230)
Operating profit	129,611	110,076	94,962
Private Equity [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	77,017	68,569	41,003
Private Equity [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	78,319	65,063	73,548
Real Assets [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	116,515	79,766	70,790
Fund Advisory fee	5,400	2,700	3,340
Fund Management fee	102,493	77,273	68,843
Fund Other Revenue	180
Fund Performance fee	8,443	(207)	(1,393)
Taxes and contributions	(6,103)	(4,288)	(4,133)
Net revenue from services rendered	110,413	75,478	66,657
General and administrative expenses	(27,295)	(18,186)	(16,132)
Share-based payments	(46)	(651)	(828)
Operating profit	83,072	56,641	49,697
Real Assets [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	101,886	72,906	70,607
Real Assets [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	14,629	6,860	183
Credit [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	97,104	60,821	40,050
Fund Advisory fee	351	0	0
Fund Management fee	87,959	55,339	34,998
Fund Other Revenue	0
Fund Performance fee	8,794	5,482	5,052
Taxes and contributions	(4,907)	(3,411)	(2,241)
Net revenue from services rendered	92,197	57,410	37,809
General and administrative expenses	(33,576)	(15,293)	(10,871)
Share-based payments	(5)	(72)	(92)
Operating profit	58,616	42,045	26,846
Credit [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	75,273	60,821	40,050
Credit [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	21,831	0	0
Global Investment Productsand Solutions [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	151,363	96,863	115,651
Fund Advisory fee	19,299	36	33
Fund Management fee	109,203	91,594	109,500
Fund Other Revenue	7,744
Fund Performance fee	15,117	5,232	6,118
Taxes and contributions	(7,619)	(8,519)	(9,482)
Net revenue from services rendered	143,744	88,343	106,169
General and administrative expenses	(50,875)	(36,972)	(38,518)
Share-based payments	(10)	96	(414)
Operating profit	92,859	51,468	67,237
Global Investment Productsand Solutions [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	75,339	84,822	96,410
Global Investment Productsand Solutions [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	76,024	12,041	19,241
Equities [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	68,612	75,161	74,206
Fund Advisory fee	948	0	0
Fund Management fee	61,844	63,041	68,640
Fund Other Revenue	0
Fund Performance fee	5,820	12,120	5,566
Taxes and contributions	(3,730)	(4,794)	(4,763)
Net revenue from services rendered	64,882	70,366	69,443
General and administrative expenses	(16,836)	(16,835)	(10,847)
Share-based payments	(13)	(181)	(230)
Operating profit	48,033	53,350	58,366
Equities [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	58,904	71,335	70,168
Equities [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	9,708	3,826	4,038
Corporate Advisory [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	46,553	40,744	20,699
Fund Advisory fee	46,553	40,744	20,699
Fund Management fee	0	0	0
Fund Other Revenue	0
Fund Performance fee	0	0	0
Taxes and contributions	(3,657)	(3,448)	(1,791)
Net revenue from services rendered	42,896	37,297	18,908
General and administrative expenses	(15,192)	(9,699)	(5,021)
Share-based payments	0	0	0
Operating profit	27,705	27,597	13,887
Corporate Advisory [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	36,421	38,639	20,699
Corporate Advisory [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	10,132	2,105	0
Corporate Center [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Fund Advisory fee	0	0	0
Fund Management fee	0	0	0
Fund Other Revenue	0
Fund Performance fee	0	0	0
Taxes and contributions	0	0	0
Net revenue from services rendered	0	0	0
General and administrative expenses	(228,696)	(124,927)	(119,767)
Share-based payments	(22,395)	(14,094)	(12,482)
Operating profit	(251,091)	(139,021)	(132,249)
Corporate Center [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Corporate Center [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 0	R$ 0	R$ 0